REVENUE AND EXPENSES (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Finance income	€ 8,565	€ 10,227
Change in fair value of the warrants as finance income	€ 334	€ 3,592